Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy

	Fair Value Measurements as of June 30, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$24	—	$24	—
Liabilities
Interest rate swap contracts	$2,395	—	$2,395	—

	Fair Value Measurements as of December 31, 2015
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$138	—	$138	—
Liabilities
Interest rate swap contracts	$4,538	—	$4,538	—

Schedule of estimated fair values of the financial instruments

	As of June 30, 2016		As of December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$101,060	$101,060	$72,253	$72,253
Restricted cash	$5,880	$5,880	$2,818	$2,818
Accounts receivable, net	$21,874	$21,874	$10,652	$10,652
Due from related parties	$32,131	$32,131	$19,007	$19,007
Series 1 ZIM Notes	$6,540	$6,540	$6,587	$6,587
Series 2 ZIM Notes	$33,345	$33,345	$32,507	$32,507
Equity investment in ZIM	$28,693	$37,903	$28,693	$35,831
Accounts payable	$11,937	$11,937	$12,971	$12,971
Accrued liabilities	$14,628	$14,628	$14,014	$14,014
Long-term debt, including current portion (2)	$2,676,874	$2,677,411	$2,775,378	$2,776,739

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of June 30, 2016
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Series 1 ZIM Notes (1)	$6,540	—	$6,540	—
Series 2 ZIM Notes (1)	$33,345	—	$33,345	—
Equity investment in ZIM (1)	$37,903	—	$37,903	—
Long-term debt, including current portion(2)	$2,677,411	—	$2,677,411	—
Accrued liabilities(3)	$14,628	—	$14,628	—

	Fair Value Measurements as of December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Series 1 ZIM Notes (1)	$6,587	—	$6,587	—
Series 2 ZIM Notes (1)	$32,507	—	$32,507	—
Equity investment in ZIM (1)	$35,831	—	$35,831	—
Long-term debt, including current portion(2)	$2,776,739	—	$2,776,739	—
Accrued liabilities(3)	$14,014	—	$14,014	—

(1)	The fair value is estimated based on currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.
(2)

Long-term debt is presented gross of deferred finance costs of $28.5 million and $35.0 million as of June 30, 2016 and December 31, 2015, respectively. The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(3)

The fair value of the Company’s accrued liabilities, which mainly consists of accrued interest on its credit facilities and accrued realized losses on its cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account its creditworthiness.

Cash Flow Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting floating interest rate exposure into fixed were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)		Floating Rate (Danaos receives)	Fair Value June 30, 2016	Fair Value December 31, 2015
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695	% p.a.	USD LIBOR 3M BBA	—	$(1,012)
ABN Amro	06/06/2013	1/4/2016	12/31/2016	$325,000	1.4975	% p.a.	USD LIBOR 3M BBA	$(1,415)	$(2,113)
ABN Amro	05/31/2013	1/4/2016	12/31/2016	$250,000	1.4125	% p.a.	USD LIBOR 3M BBA	(980)	(1,413)

Total fair value of swap liabilities								$(2,395)	$(4,538)

Schedule of unrealized and realized losses on interest rate swaps

	Three months ended June 30,	Three months ended June 30,
	2016	2015
	(in millions)
Total realized losses	$(1.2)	$(13.7)
Amortization of deferred realized losses	(1.0)	(1.0)
Unrealized gains	0.9	4.5

Net unrealized and realized losses on cash flow interest rate swaps	$(1.3)	$(10.2)

	Six months ended June 30,	Six months ended June 30,
	2016	2015
	(in millions)
Total realized losses	$(3.4)	$(34.0)
Amortization of deferred realized losses	(2.0)	(2.0)
Unrealized gains	1.9	8.9

Net unrealized and realized losses on cash flow interest rate swaps	$(3.5)	$(27.1)

Fair Value Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting fixed interest rate exposure into floating were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)		Floating Rate (Danaos pays)	Fair Value June 30, 2016	Fair Value December 31, 2015
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125	% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$6	$55
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125	% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	18	83

Total fair value								$24	$138

Schedule of unrealized and realized losses on interest rate swaps

	Three months ended June 30, 2016	Three months ended June 30, 2015
	(in millions)
Unrealized losses on swap asset	$—	$(0.1)
Reclassification of fair value of hedged debt to Statement of Income	0.1	0.1
Realized gains	—	0.1

Net unrealized and realized gains on fair value interest rate swaps	$0.1	$0.1

	Six months ended June 30, 2016	Six months ended June 30, 2015
	(in millions)
Unrealized losses on swap asset	$(0.1)	$(0.3)
Reclassification of fair value of hedged debt to Statement of Income	0.3	0.3
Realized gains	0.1	0.3

Net unrealized and realized gains on fair value interest rate swaps	$0.3	$0.3